Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ETFB Green SRI REITs ETF | ETFB Green SRI REITs ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.91%	1.81%	9.54%	(28.85%)